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April 30, 2004

Financial Investors Variable Insurance Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

April 30, 2004

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N. W.

Washington, DC  20549

Re: Financial Investors Variable Insurance Trust

File Nos.

811-10215

333-50832

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust, effective April 29, 2004, does not differ materially from Post-Effective Amendment No. 4 filed on April 29, 2004, which was filed electronically.

Sincerely,

/s/ Traci A. Thelen

Traci A. Thelen

Secretary